RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of significant transactions between the company and other related parties	Related party name and categories

Related Party Name	Related Party Categories

GUC and its subsidiaries (GUC)	Associates
VIS and its subsidiaries (VIS)	Associates
SSMC	Associates
Xintec	Associates
TSMC Charity Foundation	Other related parties
TSMC Education and Culture Foundation	Other related parties
b.Net revenue

		Years Ended December 31
		2023	2024	2025
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)

Item	Related Party Categories

Sales revenue	Associates	$13,406.0	$15,034.1	$33,226.4
c.Purchases

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Related Party Categories

Associates	$4,562.2	$4,619.6	$4,991.6
d. Receivables from related parties

		December 31, 2024	December 31, 2025
		NT$	NT$
		(In Millions)	(In Millions)

Item	Related Party Name

Receivables from related parties	GUC	$610.0	$1,651.0
	VIS	626.7	945.2
	Others	167.8	143.3

		$1,404.5	$2,739.5

Other receivables from related parties	VIS	$-	$267.8
	SSMC	0.2	0.3

		$0.2	$268.1
e.Payables to related parties

		December 31, 2024	December 31, 2025
		NT$	NT$
		(In Millions)	(In Millions)

Item	Related Party Name

Payables to related parties	Xintec	$988.0	$1,298.7
	SSMC	308.4	374.1
	Others	129.6	105.9

		$1,426.0	$1,778.7
f.Accrued expenses and other current liabilities

		December 31, 2024	December 31, 2025
		NT$	NT$
		(In Millions)	(In Millions)

Item	Related Party Categories

Temporary receipts	Associates	$4,271.5	$638.8
g.Others

		Years Ended December 31
		2023	2024	2025
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)

Item	Related Party Categories

Manufacturing expenses	Associates	$5,043.5	$5,232.8	$5,448.2

Compensation to directors and other key management personnel	The compensation to directors and other key management personnel were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$3,492.3	$4,447.5	$8,006.8
Post-employment benefits	3.9	3.8	3.3
Share-based payments	525.8	1,357.4	1,214.3

	$4,022.0	$5,808.7	$9,224.4